INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

August 3, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS Thomson Reuters Private Equity Index Fund and AXS Thomson Reuters Venture Capital Index Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 219 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating two new series of the Trust, the AXS Thomson Reuters Private Equity Index Fund and AXS Thomson Reuters Venture Capital Index Fund.

Please direct your comments regarding this Post-Effective Amendment to Diane Drake at (626) 385-5777. Thank you.

Sincerely,

/s/DIANE DRAKE
Diane Drake
Investment Managers Series Trust II